New accounting pronouncements	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements [Text Block]

Note 3 – New accounting pronouncements

FASB Accounting Standards Update 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”)

The FASB issued ASU 2013-02 in February 2013. ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments of ASU 2013-02 do not change the current requirements for reporting net income or other comprehensive income in financial statements.

ASU 2013-02 is effective for fiscal years and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted.

The adoption of this guidance impacts presentation disclosures only and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”)

The FASB issued ASU 2013-01 in January 2013. ASU 2013-01 clarify that the scope of FASB Accounting Standard Update 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (ASU 2011-11), applies only to derivatives accounted for under ASC 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with ASC 210-20-45 or ASC 815-10-45 or subject to an enforceable master netting arrangement or similar agreement.

ASU 2013-01 is effective for fiscal years and interim periods within those years, beginning on or after January 1, 2013. Entities should provide the required disclosures retrospectively for all comparative periods presented. The effective date is the same as the effective date of ASU 2011-11.

The adoption of this guidance impacts presentation disclosures only and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2012-06, Business Combinations (Topic 805): Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution (“ASU 2012-06”)

The FASB issued ASU 2012-06 in October 2012. ASU 2012-06 addresses the diversity in practice about how to interpret the terms “on the same basis” and “contractual limitations” when subsequently measuring an indemnification asset recognized in a government-assisted (Federal Deposit Insurance Corporation) acquisition of a financial institution that includes a loss-sharing agreement (indemnification agreement). When a reporting entity recognizes an indemnification asset as a result of a government-assisted acquisition of a financial institution and subsequently the cash flows expected to be collected on the indemnification asset changes, as a result of a change in cash flows expected to be collected on the assets subject to indemnification, the reporting entity should subsequently account for the change in the measurement of the indemnification asset on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement, that is, the lesser of the term of the indemnification agreement and the remaining life of the indemnified assets.

ASU 2012-06 is effective for fiscal years and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted.

The adoption of this guidance is not expected to have a material effect on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2012-02, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”)

The FASB issued ASU 2012-02 in July 2012. ASU 2012-02 is intended to simplify how entities test indefinite-lived intangible assets, other than goodwill, for impairment. ASU 2012-02 permits an entity the option to first assess qualitative factors to determine whether it is "more likely than not" that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with ASC Subtopic 350-30, Intangibles-Goodwill and Other-General Intangibles Other than Goodwill. The more-likely-than-not threshold is defined as having a likelihood of more than 50%. This guidance results in guidance that is similar to the goodwill impairment testing guidance in ASU 2011-08. The previous guidance under ASC Subtopic 350-30 required an entity to test indefinite-lived intangible assets for impairment on at least an annual basis by comparing an asset's fair value with its carrying amount and recording an impairment loss for an amount equal to the excess of the asset's carrying amount over its fair value. Under the amendments in this ASU, an entity is not required to calculate the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that the asset is impaired. In addition the new qualitative indicators replace those currently used to determine whether indefinite-lived intangible assets should be tested for impairment on an interim basis.

ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual or interim impairment tests performed as of a date before July 27, 2012, as long as the financial statements have not yet been issued. The Corporation did not elect to adopt early the provisions of this ASU.

The provisions of this guidance simplify how entities test for indefinite-lived assets impairment and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”)

The FASB issued ASU 2011-11 in December 2011. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. To meet this objective, entities with financial instruments and derivatives that are either offset on the balance sheet or subject to a master netting arrangement or similar arrangement shall disclose the following quantitative information separately for assets and liabilities in tabular format: a) gross amounts of recognized assets and liabilities; b) amounts offset to determine the net amount presented in the balance sheet; c) net amounts presented in the balance sheet; d) amounts subject to an enforceable master netting agreement or similar arrangement not otherwise included in (b), including: amounts related to recognized financial instruments and other derivatives instruments if either management makes an accounting election not to offset or the amounts do not meet the guidance in ASC Section 210-20-45 or ASC Section 815-10-45, and also amounts related to financial collateral (including cash collateral); and e) the net amount after deducting the amounts in (d) from the amounts in (c).

In addition to these tabular disclosures, entities are required to provide a description of the setoff rights associated with assets and liabilities subject to an enforceable master netting arrangement.

An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

The provisions of this guidance impacts presentation disclosure only and will not have an impact on the Corporation's financial condition or results of operations.

FASB Accounting Standards Update 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”)

The FASB issued ASU 2013-02 in February 2013. ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments of ASU 2013-02 do not change the current requirements for reporting net income or other comprehensive income in financial statements.

ASU 2013-02 is effective for fiscal years and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted.

The adoption of this guidance impacts presentation disclosures only and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”)

The FASB issued ASU 2013-01 in January 2013. ASU 2013-01 clarify that the scope of FASB Accounting Standard Update 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (ASU 2011-11), applies only to derivatives accounted for under ASC 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with ASC 210-20-45 or ASC 815-10-45 or subject to an enforceable master netting arrangement or similar agreement.

ASU 2013-01 is effective for fiscal years and interim periods within those years, beginning on or after January 1, 2013. Entities should provide the required disclosures retrospectively for all comparative periods presented. The effective date is the same as the effective date of ASU 2011-11.

The adoption of this guidance impacts presentation disclosures only and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2012-06, Business Combinations (Topic 805): Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution (“ASU 2012-06”)

The FASB issued ASU 2012-06 in October 2012. ASU 2012-06 addresses the diversity in practice about how to interpret the terms “on the same basis” and “contractual limitations” when subsequently measuring an indemnification asset recognized in a government-assisted (Federal Deposit Insurance Corporation) acquisition of a financial institution that includes a loss-sharing agreement (indemnification agreement). When a reporting entity recognizes an indemnification asset as a result of a government-assisted acquisition of a financial institution and subsequently the cash flows expected to be collected on the indemnification asset changes, as a result of a change in cash flows expected to be collected on the assets subject to indemnification, the reporting entity should subsequently account for the change in the measurement of the indemnification asset on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement, that is, the lesser of the term of the indemnification agreement and the remaining life of the indemnified assets.

ASU 2012-06 is effective for fiscal years and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted.

The adoption of this guidance is not expected to have a material effect on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2012-02, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”)

The FASB issued ASU 2012-02 in July 2012. ASU 2012-02 is intended to simplify how entities test indefinite-lived intangible assets, other than goodwill, for impairment. ASU 2012-02 permits an entity the option to first assess qualitative factors to determine whether it is "more likely than not" that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with ASC Subtopic 350-30, Intangibles-Goodwill and Other-General Intangibles Other than Goodwill. The more-likely-than-not threshold is defined as having a likelihood of more than 50%. This guidance results in guidance that is similar to the goodwill impairment testing guidance in ASU 2011-08. The previous guidance under ASC Subtopic 350-30 required an entity to test indefinite-lived intangible assets for impairment on at least an annual basis by comparing an asset's fair value with its carrying amount and recording an impairment loss for an amount equal to the excess of the asset's carrying amount over its fair value. Under the amendments in this ASU, an entity is not required to calculate the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that the asset is impaired. In addition the new qualitative indicators replace those currently used to determine whether indefinite-lived intangible assets should be tested for impairment on an interim basis.

ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual or interim impairment tests performed as of a date before July 27, 2012, as long as the financial statements have not yet been issued. The Corporation did not elect to adopt early the provisions of this ASU.

The provisions of this guidance simplify how entities test for indefinite-lived assets impairment and will not have an impact on the Corporation's consolidated financial statements.

FASB Accounting Standards Update 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”)

The FASB issued ASU 2011-11 in December 2011. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. To meet this objective, entities with financial instruments and derivatives that are either offset on the balance sheet or subject to a master netting arrangement or similar arrangement shall disclose the following quantitative information separately for assets and liabilities in tabular format: a) gross amounts of recognized assets and liabilities; b) amounts offset to determine the net amount presented in the balance sheet; c) net amounts presented in the balance sheet; d) amounts subject to an enforceable master netting agreement or similar arrangement not otherwise included in (b), including: amounts related to recognized financial instruments and other derivatives instruments if either management makes an accounting election not to offset or the amounts do not meet the guidance in ASC Section 210-20-45 or ASC Section 815-10-45, and also amounts related to financial collateral (including cash collateral); and e) the net amount after deducting the amounts in (d) from the amounts in (c).

In addition to these tabular disclosures, entities are required to provide a description of the setoff rights associated with assets and liabilities subject to an enforceable master netting arrangement.

An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

The provisions of this guidance impacts presentation disclosure only and will not have an impact on the Corporation's financial condition or results of operations.